Fees Summary	Oct. 24, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 720,000
Previously Paid Amount	0.00
Total Fee Amount	110.23
Total Offset Amount	0.00
Net Fee	110.23
Narrative - Max Aggregate Offering Price	$ 720,000
Final Prospectus	true